Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management
Schedule of non-derivative financial liabilities maturity

	Less than	Between 1	Between 2
	1 year	and 2 years	and 5 years	Over 5 years
	US$’000	US$’000	US$’000	US$’000
At 31 December 2025
Trade and other payables	196,200	—	—	—
Bank borrowings	88,109	73,061	234,683	333,825
Lease financing arrangement	24,017	23,157	88,719	108,523
Trust receipts	39,792	—	—	—
Lease liabilities	70,040	44,642	31,699	—
	418,158	140,860	355,101	442,348
At 31 December 2024
Trade and other payables	155,693	—	—	—
Bank borrowings	648,753	57,964	50,683	—
Lease financing arrangement	14,945	13,729	37,777	120,151
Trust receipts	73,766	—	—	—
Lease liabilities	177,277	35,497	28,401	—
	1,070,434	107,190	116,861	120,151

Schedule of financial instruments by category

	2025	2024
	US$’000	US$’000
Equity financial assets, at FVOCI	11,710	23,132
Equity financial assets, at FVPL	1,597	2,769
Derivative assets measured at fair value	29,011	82,040
Derivative liabilities measured at fair value	(24,809)	(26,096)
Financial assets at amortised cost	432,888	437,401
Financial liabilities at amortised cost	(1,049,304)	(1,097,701)

Schedule of fair values by levels

	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
2025
Assets
Equity financial assets, at FVOCI	11,710	—	—	11,710
Equity financial assets, at FVPL	—	—	1,597	1,597
Derivative financial instruments	—	9,179	19,832	29,011
Total assets	11,710	9,179	21,429	42,318
Liabilities
Derivative financial instruments	—	13,836	10,973	24,809
Total liabilities	—	13,836	10,973	24,809
2024
Assets
Equity financial assets, at FVOCI	23,132	—	—	23,132
Equity financial assets, at FVPL	—	—	2,769	2,769
Derivative financial instruments	—	16,475	65,565	82,040
Total assets	23,132	16,475	68,334	107,941
Liabilities
Derivative financial instruments	—	12,166	13,930	26,096
Total liabilities	—	12,166	13,930	26,096

Schedule of offsetting financial assets and financial liabilities

		Gross
		amounts of	Net
	Gross	recognised	amounts of
	amounts of	financial	financial
	recognised	instruments	instruments
	financial	offset in the	included in the
	instruments	balance sheet	balance sheet	Net amount
	US$’000	US$’000	US$’000	US$’000
2025
Derivative financial assets
Forward freight agreements and related bunker swaps (note 14)	7,088	(5,850)	1,238	1,238
Commodity contracts (note 14)	99,862	(75,166)	24,696	24,696
Derivative financial liabilities
Forward freight agreements and related bunker swaps (note 14)	(7,346)	5,850	(1,496)	(1,496)
Commodity contracts (note 14)	(98,173)	75,166	(23,007)	(23,007)

		Gross
		amounts of	Net
	Gross	recognised	amounts of
	amounts of	financial	financial
	recognised	instruments	instruments
	financial	offset in the	included in the
	instruments	balance sheet	balance sheet	Net amount
	US$’000	US$’000	US$’000	US$’000
2024
Derivative financial assets
Forward freight agreements and related bunker swaps (note 14)	4,565	(572)	3,993	3,993
Commodity contracts (note 14)	98,176	(27,611)	70,565	70,565
Derivative financial liabilities
Forward freight agreements and related bunker swaps (note 14)	(572)	572	—	—
Commodity contracts (note 14)	(53,446)	27,611	(25,835)	(25,835)